Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net
8.	Accounts receivable, net

	December 31,
	2024	2025
	US$	US$

Accounts receivable, gross	142,799	175,462
Less: allowance for expected credit loss of receivables	(20,938)	(21,023)

Accounts receivable, net	121,861	154,439

The following table summarizes the details of the Group’s allowance for expected credit losses:

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Balance at the beginning of the year	(20,670)	(20,093)	(20,938)
Additions charged to general and administrative expenses, net	(82)	(3,427)	(1,137)
Write-off during the year	659	2,582	1,052

Balance at the end of the year	(20,093)	(20,938)	(21,023)